SUBSEQUENT EVENTS	12 Months Ended
May 31, 2012
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

In July 2012, the Group agreed to sell the assets and liabilities of Elite English, which operates high-end, personalized, advanced English language training for high-income working professionals and other adults in large developed cities, to Mr. Yunkai Weng, an employee and the head of Elite English for US$5,500.

On July 13, 2012, the Company was informed that the U.S. Securities & Exchange Commission, (“the SEC”), had issued a formal order of investigation captioned “In the Matter of New Oriental Education & Technology Group Inc.”. The SEC’s enforcement staff has requested documents and information concerning the basis for the consolidation of its wholly-owned subsidiaries, New Oriental China and its schools and subsidiaries into the Company’s consolidated financial statements, and other issues related to certain allegations about the Group contained in a report issued on July 18, 2012 by Muddy Waters LLC, an entity unrelated to the Company. The Company is cooperating fully with the SEC in its investigation. The Company cannot predict the timing, outcome or consequences of the SEC investigation.

On July 24, 2012, the Company’s board of directors authorized the reduction in the number of share options and a reduction in the exercise price of the share options granted to employees on January 17, 2012. The exercise price was reduced to US$12.19 from US$22.00 and the number of share options was reduced to 2,295,000 shares from 3,060,000 shares. Incremental compensation expenses, if any, are immaterial and will be immediately recognized upon modification.

Since July 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers. These class actions seek to recover damages caused by defendants’ violations of the federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. The Company will have to defend against the putative shareholder class action lawsuits, including any appeals of such lawsuits should the Company’s initial defense be successful. The Company is currently unable to estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits.